DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details)		1 Months Ended	12 Months Ended
	Jul. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($)
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Condition for future business combination number of businesses minimum | item			1
Deferred underwriting fee payable		$ 7,000,000	$ 7,000,000	$ 17,500,000
Condition for future business combination use of proceeds percentage			80
Condition for future business combination threshold percentage ownership			50
Condition for future business combination threshold net tangible assets		5,000,001	$ 5,000,001
Redemption limit percentage without prior consent			15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%
Redemption period upon closure			10 days
Maximum allowed dissolution expenses			$ 100,000
Cash		1,628,692	1,628,692	3,577,359
Working capital deficit		$ 1,431,773
Aggregate purchase price			25,000
Maximum annual limit for permitted withdrawals to fund working capital and tax liabilities			1,000,000
Cash withdrawn from available interest in the Trust Account to pay taxes			7,895,936	195,000
Cash withdrawn from Trust Account for working capital purposes			1,000,000	$ 1,000,000
Cash withdrawn from Trust Account in connection with redemption			$ 215,914,673
Class A Common Stock Subject to Possible Redemption
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Number of shares redeemed | shares			20,849,479
Value of shares redeemed			$ 215,910,000
Percentage of excise tax liability on redemption of shares		1.00%	1.00%
Amount of excise tax liability on redemption of shares		$ 2,159,147	$ 2,159,147
Initial Public Offering
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of units, net of underwriting discounts (in shares) | shares	50,000,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 500,000,000
Transaction costs	26,652,125
Underwriting discount fees	8,580,000
Deferred underwriting fee payable	17,500,000
Other offering costs	572,125
Reimbursed fees	1,420,000
Investment of cash into trust account	$ 500,000,000
Investments maximum maturity term	185 days
Fund working capital requirements in trust account	$ 1,000,000
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of private placement shares | shares	1,450,000
Price of warrant | $ / shares	$ 10.00
Private Placement
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of private placement shares | shares	1,450,000
Price of warrant | $ / shares	$ 10.00
Proceeds from sale of Private Placement Shares	$ 14,500,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Proceeds from sale of Private Placement Shares	$ 14,500,000
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN
Sale of units, net of underwriting discounts (in shares) | shares	5,000,000
Purchase price, per unit | $ / shares	$ 10.00